CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues:
Total revenues	¥ 2,814,361	¥ 2,663,659	¥ 2,508,043
Expenses:
Interest expense	188,328	127,618	68,232
Costs of operating leases	356,760	336,987	322,070
Life insurance costs	433,863	373,906	363,569
Costs of goods and real estate sold	268,627	333,009	381,119
Services expense	560,101	571,127	495,110
Other (income) and expense	(4,671)	14,445	20,494
Selling, general and administrative expenses	627,633	559,406	522,782
Provision for credit losses	20,968	8,117	5,388
Write-downs of long-lived assets	1,724	2,297	35,666
Write-downs of securities	315	824	730
Total expenses	2,453,648	2,327,736	2,215,160
Operating Income	360,713	335,923	292,883
Equity in Net Income of Equity method investments	36,774	22,081	24,565
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	72,488	33,000	191,999
Bargain Purchase Gain	0	1,174	0
Income before Income Taxes	469,975	392,178	509,447
Provision for Income Taxes	131,388	95,245	186,594
Net Income	338,587	296,933	322,853
Net Income (Loss) Attributable to the Noncontrolling Interests	(7,682)	6,561	5,477
Net Income Attributable to the Redeemable Noncontrolling Interests	137	32	0
Net Income Attributable to ORIX Corporation Shareholders	¥ 346,132	¥ 290,340	¥ 317,376
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 298.55	¥ 245.98	¥ 263.72
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	298.05	245.65	263.42
Cash Dividends	¥ 85.6	¥ 89.4	¥ 82
Finance revenues
Revenues:
Total revenues	¥ 348,001	¥ 319,478	¥ 281,701
Gains on investment securities and dividends
Revenues:
Total revenues	33,023	27,850	42,076
Operating leases
Revenues:
Total revenues	535,490	499,541	450,454
Life insurance premiums and related investment income
Revenues:
Total revenues	558,923	494,070	481,810
Sales of goods and real estate
Revenues:
Total revenues	373,914	392,569	435,398
Services income
Revenues:
Total revenues	¥ 965,010	¥ 930,151	¥ 816,604